PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves for the six-month period ended October 31, 1995. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share. It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies.* Of course, the fund itself is not guaranteed.

During the six-month reporting period, dividends paid to shareholders totaled $15.0 million, or $0.03 per share. At the end of the reporting period, the fund's net assets stood at $521.7 million.

Thank you for selecting Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

 [GLEN R. JOHNSON SIGNATURE]
Glen R. Johnson
President
December 15, 1995

 *ALTHOUGH  MONEY MARKET MUTUAL FUNDS SEEK TO  MAINTAIN A STABLE NET ASSET VALUE
  OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. INVESTMENTS IN MUTUAL FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                       1

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group* and Aaa by Moody's Investors Service, Inc.,** is invested only in direct issues of the U.S. Treasury and government securities whose interest is exempt from various states' personal income tax if owned directly.+ The fund's acceptable investments do not include repurchase agreements, because it was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. The fund continues to emphasize issues of the Student Loan Marketing Association, Farm Credit Banks, and Federal Home Loan Banks. We continue to maintain a small Treasury position within the Fund's portfolio when agency spreads are narrow.

Over the six months ended October 31, 1995, the Federal Reserve Board (the "Fed") reversed its course in monetary policy, lowering the Federal funds target rate by 25 basis points in early July from 6% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February 1994 to February 1995, which brought the Fed funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed's move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve flattened significantly over the reporting period; the spread between the one-year Treasury bill and the three-month Treasury bill narrowed from 44 basis points at the beginning of May to only 4 basis points at the end of October. This change in shape was a result of growing market expectations that the Fed had ended its tightening cycle and entered into an easing cycle, albeit a gradual one. Also influencing short-term interest rates, particularly toward the end of the reporting period, were the ongoing budget negotiations in Washington. In spite of the political struggle between the White House and Congress and the resulting disruptions in the Treasury auction schedule, expectations for a positive outcome toward credible deficit reduction have been priced into the market.

Recently, the Fund has been managed with a 40 to 50 day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. In spite of third quarter Gross Domestic Product growth at 4.2%, recent data on the economy has been somewhat mixed, with the retail sector and manufacturing relatively sluggish. Fourth quarter growth is expected to be closer to the 2 1/2% rate of growth considered by many to be non-inflationary. A credible outcome toward deficit reduction from the ongoing budget negotiations in Congress could also exert an influence with respect to the timing of the next policy change from the Fed. The fund structure continues to be barbelled in nature, and maximizes performance through ongoing relative value analysis.

 *THIS RATING IS OBTAINED AFTER STANDARD & POOR'S RATINGS GROUP EVALUATES A NUMBER OF FACTORS, INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. STANDARD & POOR'S RATINGS GROUP MONITORS THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN THE RATINGS. THIS RATING, HOWEVER, DOES NOT REMOVE MARKET RISKS.

**MONEY MARKET FUNDS AND BOND FUNDS RATED Aaa BY MOODY'S INVESTORS SERVICE, INC., ARE JUDGED TO BE OF AN INVESTMENT QUALITY SIMILAR TO Aaa-RATED FIXED INCOME OBLIGATIONS, THAT IS, THEY ARE JUDGED TO BE OF THE BEST QUALITY. RATINGS ARE SUBJECT TO CHANGE AND DO NOT REMOVE MARKET RISKS.

 +INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX AND LOCAL TAXES.
                                       2

AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                            VALUE
----------------   ----------------------------------------------------  ------------
SHORT-TERM GOVERNMENT AND AGENCY OBLIGATIONS--100.1%
-----------------------------------------------------------------------
$ 49,500,000 (a)   Federal Farm Credit Bank, Discount Notes,
                   5.51%-6.38%, 11/21/1995-2/22/1996                     $ 49,207,141
                   ----------------------------------------------------
  10,000,000 (b)   Federal Farm Credit Bank, Floating Rate Notes,
                   5.76%, 11/1/1995                                         9,995,081
                   ----------------------------------------------------
  18,800,000       Federal Home Loan Bank Note, 6.015%-6.85%,
                   2/28/1996-6/13/1996                                     18,809,283
                   ----------------------------------------------------
 261,370,000 (a)   Federal Home Loan Bank, Discount Notes, 5.39%-6.06%,
                   11/1/1995-4/11/1996                                    259,130,872
                   ----------------------------------------------------
  19,000,000 (b)   Federal Home Loan Bank, Floating Rate Notes,
                   5.725%-5.80%, 11/1/1995                                 18,992,998
                   ----------------------------------------------------
   3,000,000       Student Loan Marketing Association Note, 6.943%,
                   2/21/1996                                                3,001,598
                   ----------------------------------------------------
  50,800,000       Student Loan Marketing Association Master Notes,
                   5.60%, 10/7/1996                                        50,800,000
                   ----------------------------------------------------
  96,550,000 (b)   Student Loan Marketing Association, Floating Rate
                   Notes, 5.60%-5.875%, 11/7/1995                          96,615,594
                   ----------------------------------------------------
  10,000,000 (a)   U.S. Treasury Bills, 5.45%-5.795%,
                   1/11/1996-5/30/1996                                      9,783,140
                   ----------------------------------------------------
   6,000,000       U.S. Treasury Notes, 7.75%, 3/31/1996                    6,050,984
                   ----------------------------------------------------  ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(c)              $522,386,691
                   ----------------------------------------------------  ------------
                                                                         ------------


(a)  Each issue shows the rate of discount at the time of purchase.
(b)  Current rate and next reset date shown.
(c)  Also represents cost for federal tax purposes.

Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($521,732,373) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Total investments in securities, at amortized cost
and value                                                           $522,386,691
-----------------------------------------------------------------
Cash                                                                     238,682
-----------------------------------------------------------------
Income receivable                                                      1,715,201
-----------------------------------------------------------------   ------------
    Total assets                                                     524,340,574
-----------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Income distribution payable                            $2,431,588
----------------------------------------------------
Accrued expenses                                          176,613
----------------------------------------------------   ----------
    Total liabilities                                                  2,608,201
-----------------------------------------------------------------   ------------
NET ASSETS for 521,732,373 shares outstanding                       $521,732,373
-----------------------------------------------------------------   ------------
                                                                    ------------
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------------------------
$521,732,373  DIVIDED BY 521,732,373 shares
outstanding                                                         $       1.00
-----------------------------------------------------------------   ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Interest                                                             $16,600,744
------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------
Investment advisory fee                                 $1,409,679
-----------------------------------------------------
Administrative personnel and services fee                  213,425
-----------------------------------------------------
Custodian fees                                              52,471
-----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                    41,916
-----------------------------------------------------
Directors'/Trustees' fees                                    3,680
-----------------------------------------------------
Auditing fees                                                6,624
-----------------------------------------------------
Legal fees                                                   6,072
-----------------------------------------------------
Portfolio accounting fees                                   49,290
-----------------------------------------------------
Shareholder services fee                                   704,840
-----------------------------------------------------
Share registration costs                                    11,545
-----------------------------------------------------
Printing and postage                                         3,312
-----------------------------------------------------
Insurance premiums                                           5,336
-----------------------------------------------------
Miscellaneous                                                2,024
-----------------------------------------------------   ----------
    Total expenses                                       2,510,214
-----------------------------------------------------
Waivers--
-----------------------------------------------------
    Waiver of investment advisory fee                     (865,212)
-----------------------------------------------------   ----------
      Net expenses                                                     1,645,002
------------------------------------------------------------------   -----------
        Net investment income                                        $14,955,742
------------------------------------------------------------------   -----------
                                                                     -----------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                         (UNAUDITED)         YEAR ENDED
                                                       OCTOBER 31, 1995    APRIL 30, 1995
                                                       ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                  $    14,955,742     $    23,502,455
----------------------------------------------------   ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income                   (14,955,742)        (23,502,455)
----------------------------------------------------   ----------------    ---------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                             1,585,046,653       1,984,550,122
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                            2,317,999           4,439,144
----------------------------------------------------
Cost of shares redeemed                                 (1,669,481,341)     (1,843,084,556)
----------------------------------------------------   ----------------    ---------------
    Change in net assets resulting from share
    transactions                                           (82,116,689)        145,904,710
----------------------------------------------------   ----------------    ---------------
        Change in net assets                               (82,116,689)        145,904,710
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                        603,849,062         457,944,352
----------------------------------------------------   ----------------    ---------------
End of period                                          $   521,732,373     $   603,849,062
----------------------------------------------------   ----------------    ---------------
                                                       ----------------    ---------------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)
                                              OCTOBER 31,                            YEAR ENDED APRIL 30,
                                              ------------   --------------------------------------------------------------------
                                                  1995         1995        1994        1993        1992        1991      1990(a)
--------------------------------------------  ------------   ---------   ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00        $1.00       $1.00       $1.00       $1.00       $1.00      $1.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                             0.03         0.05        0.03        0.03        0.05        0.07       0.02
--------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net investment income         (0.03)       (0.05)      (0.03)      (0.03)      (0.05)      (0.07)     (0.02)
--------------------------------------------  ------------   ---------   ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD                     $1.00        $1.00       $1.00       $1.00       $1.00       $1.00      $1.00
--------------------------------------------  ------------   ---------   ---------   ---------   ---------   ---------   --------
                                              ------------   ---------   ---------   ---------   ---------   ---------   --------
TOTAL RETURN (b)                                    2.70%        4.68%       2.77%       2.92%       4.79%       7.20%      1.93%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                          0.58%*       0.58%       0.57%       0.57%       0.58%       0.55%      0.32%*
--------------------------------------------
  Net investment income                             5.29%*       4.70%       2.75%       2.87%       4.58%       6.70%      8.02%*
--------------------------------------------
  Expense waiver/reimbursement (c)                  0.31%*       0.32%       0.09%       0.08%       0.14%       0.30%      0.89%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)       $521,732     $603,849    $457,944    $396,370    $308,625    $206,694    $34,053
--------------------------------------------

*    Computed on an annualized basis.
(a) Reflects operations for the period from February 15, 1990 (date of initial public investment) to April 30, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    OTHER--Investment transactions are accounted for on the trade date.

AUTOMATED GOVERNMENT CASH RESERVES
---------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $521,732,373. Transactions in shares were as follows:

                                              SIX MONTHS ENDED      YEAR ENDED
                                              OCTOBER 31, 1995    APRIL 30, 1995
-------------------------------------------   ----------------    --------------
Shares sold                                     1,585,046,653     1,984,550,122
-------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                             2,317,999         4,439,144
-------------------------------------------
Shares redeemed                                (1,669,481,341)    (1,843,084,556)
-------------------------------------------   ----------------    --------------
  Net change resulting from share
  transactions                                    (82,116,689)      145,904,710
-------------------------------------------   ----------------    --------------
                                              ----------------    --------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

                                       9

TRUSTEES                       OFFICERS
---------------------------------------------------------

John F. Donahue                John F. Donahue
Thomas G. Bigley               CHAIRMAN
John T. Conroy, Jr.            Glen R. Johnson
William J. Copeland            PRESIDENT
James E. Dowd                  J. Christopher Donahue
Lawrence D. Ellis, M.D.        EXECUTIVE VICE PRESIDENT
Edward L. Flaherty, Jr.        Edward C. Gonzales
Glen R. Johnson                EXECUTIVE VICE PRESIDENT
Peter E. Madden                John W. McGonigle
Gregor F. Meyer                EXECUTIVE VICE PRESIDENT AND
John E. Murray, Jr.            SECRETARY
Wesley W. Posvar               Richard B. Fisher
Marjorie P. Smuts              VICE PRESIDENT
                               David M. Taylor
                               TREASURER
                               S. Elliott Cohan
                               ASSISTANT SECRETARY


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       10


                                             -----------------------------------

-------------------------------------------  -----------------------------------
                                                                      AUTOMATED

-------------------------------------------  -----------------------------------
                                                                     GOVERNMENT

-------------------------------------------  -----------------------------------
                                                                           CASH

-------------------------------------------  -----------------------------------
                                                                       RESERVES

                                             -----------------------------------
                                                             SEMI-ANNUAL REPORT
                                                                TO SHAREHOLDERS
                                                               OCTOBER 31, 1995

[FEDERATED LOGO]                             -----------------------------------

    Distributor
     A subsidiary of FEDERATED INVESTORS
                                             -----------------------------------

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779
                                             -----------------------------------

               [RECYCLED LOGO]
                  RECYCLED
                   PAPER

     Cusip 314186107
     0112708 (12/95)
                                             -----------------------------------



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves for the six-month period ended October 31, 1995. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share* -- all through a portfolio of U.S. Treasury obligations. At the end of the reporting period, 93.2% of fund net assets were invested in U.S. Treasury bills, while the remaining assets were invested in U.S. Treasury notes.

During the six-month reporting period, dividends paid to shareholders totaled $5.0 million, or $0.03 per share. At the end of the reporting period, the fund's net assets stood at $214.4 million.

Thank you for your confidence in Automated Treasury Cash Reserves. Your questions, comments, or suggestions are always welcome.

Sincerely,

/s/ Glen R. Johnson
Glen R. Johnson
President
December 15, 1995

*ALTHOUGH MONEY MARKET MUTUAL FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF
 $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. INVESTMENTS IN MUTUAL FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group* and Aaa by Moody's Investors Service, Inc.,** is invested only in direct issues of the U.S Treasury. The fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable.+ Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities, which are typically Treasury bills.

Over the six months ended October 31, 1995, the Federal Reserve Board (the "Fed") reversed its course in monetary policy, lowering the Federal funds target rate by 25 basis points in early July from 6% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February 1994 to February 1995, which brought the Fed funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed's move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve flattened significantly over the reporting period; the spread between the one-year Treasury bill and the three-month Treasury bill narrowed from 44 basis points at the beginning of May to only 4 basis points at the end of October. This change in shape was a result of growing market expectations that the Fed had ended its tightening cycle and entered into an easing cycle, albeit a gradual one. Also influencing short-term interest rates, particularly toward the end of the reporting period, were the ongoing budget negotiations in Washington. In spite of the political struggle between the White House and Congress and the resulting disruptions in the Treasury auction schedule, expectations for a positive outcome toward credible deficit reduction have been priced into the market.

Recently, the fund has been managed with a 40 to 50 day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. In spite of third quarter Gross Domestic Product growth at 4.2%, recent data on the economy has been somewhat mixed, with the retail sector and manufacturing relatively sluggish. Fourth quarter growth is expected to be closer to the 2 1/2% rate of growth considered by many to be non-inflationary. A credible outcome toward deficit reduction from the ongoing budget negotiations in Congress could also exert an influence with respect to the timing of the next policy change from the Fed. The fund's Treasury bill position increased modestly relative to Treasury notes, due to a narrowing of the yield spread between these two instruments.

 *THIS RATING IS  OBTAINED AFTER  STANDARD &  POOR'S RATINGS  GROUP EVALUATES  A
  NUMBER OF FACTORS, INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. STANDARD & POOR'S RATINGS GROUP MONITORS THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN THE RATINGS. THIS RATING, HOWEVER, DOES NOT REMOVE MARKET RISKS.

**MONEY MARKET FUNDS AND BOND FUNDS RATED Aaa BY MOODY'S INVESTORS SERVICE, INC.
  ARE JUDGED TO BE OF AN INVESTMENT QUALITY SIMILAR TO Aaa-RATED FIXED INCOME OBLIGATIONS, THAT IS, THEY ARE JUDGED TO BE OF THE BEST QUALITY. RATINGS ARE SUBJECT TO CHANGE AND DO NOT REMOVE MARKET RISKS.

 +INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX AND LOCAL TAXES.

AUTOMATED TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------  -----------------------------------------------------  ------------
U.S. TREASURY OBLIGATIONS--103.9%
------------------------------------------------------------------
             (a) U.S. TREASURY BILLS--93.2%
             -----------------------------------------------------
$ 9,500,000  5.34%-5.39%, 11/2/1995                                 $  9,498,585
             -----------------------------------------------------
  5,000,000  5.18%-5.45%, 11/9/1995                                    4,994,085
             -----------------------------------------------------
 46,600,000  5.30%-5.43%, 11/16/1995                                  46,495,625
             -----------------------------------------------------
  5,300,000  5.25%-5.59%, 11/24/1995                                   5,281,480
             -----------------------------------------------------
 22,000,000  5.22%-5.26%, 12/7/1995                                   21,884,960
             -----------------------------------------------------
 25,800,000  5.33%-5.34%, 12/14/1995                                  25,635,782
             -----------------------------------------------------
 22,800,000  5.25%-5.34%, 1/4/1996                                    22,585,714
             -----------------------------------------------------
 29,800,000  5.23%-5.33%, 1/11/1996                                   29,489,578
             -----------------------------------------------------
 21,400,000  5.25%-5.33%, 1/18/1996                                   21,154,920
             -----------------------------------------------------
  5,000,000  5.41%, 1/25/1996                                          4,936,132
             -----------------------------------------------------
  8,000,000  5.43%, 2/1/1996                                           7,893,040
             -----------------------------------------------------  ------------
                 Total                                               199,849,901
             -----------------------------------------------------  ------------
             U.S. TREASURY NOTES--10.7%
             -----------------------------------------------------
 18,000,000  4.25%, 11/30/1995                                        17,982,453
             -----------------------------------------------------
  5,000,000  4.63%, 2/29/1996                                          4,984,101
             -----------------------------------------------------  ------------
                 Total                                                22,966,554
             -----------------------------------------------------  ------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(b)             $222,816,455
             -----------------------------------------------------  ------------
                                                                    ------------


(a)  Each issue shows the rate of discount at the time of purchase.
(b)  Also represents cost for federal tax purposes.

Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($214,393,123) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED TREASURY CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Total investments in securities, at amortized cost
and value                                                           $222,816,455
-----------------------------------------------------------------
Income receivable                                                        748,774
-----------------------------------------------------------------
Deferred expenses                                                          5,743
-----------------------------------------------------------------   ------------
    Total assets                                                     223,570,972
-----------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable for investments purchased                      $7,893,040
----------------------------------------------------
Income distribution payable                               906,193
----------------------------------------------------
Accrued expenses                                          378,616
----------------------------------------------------   ----------
    Total liabilities                                                  9,177,849
-----------------------------------------------------------------   ------------
NET ASSETS for 214,393,123 shares outstanding                       $214,393,123
-----------------------------------------------------------------   ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------------------------
$214,393,123  DIVIDED BY 214,393,123 shares
outstanding                                                         $       1.00
-----------------------------------------------------------------   ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED TREASURY CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                              $5,532,499
-------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------
Investment advisory fee                                   $ 482,800
-------------------------------------------------------
Administrative personnel and services fee                    73,096
-------------------------------------------------------
Custodian fees                                               14,574
-------------------------------------------------------
Transfer and dividend disbursing agent fees
and expenses                                                 11,104
-------------------------------------------------------
Directors'/Trustees' fees                                     2,392
-------------------------------------------------------
Auditing fees                                                 6,808
-------------------------------------------------------
Legal fees                                                    1,016
-------------------------------------------------------
Portfolio accounting fees                                    26,265
-------------------------------------------------------
Shareholder services fee                                    241,400
-------------------------------------------------------
Share registration costs                                     23,880
-------------------------------------------------------
Printing and postage                                          2,576
-------------------------------------------------------
Insurance premiums                                            2,208
-------------------------------------------------------
Miscellaneous                                                13,800
-------------------------------------------------------   ---------
    Total expenses                                          901,919
-------------------------------------------------------
Waivers--
-------------------------------------------
  Waiver of investment advisory fee           $(342,077)
-------------------------------------------
  Waiver of shareholder services fee             (9,656)
-------------------------------------------   ---------
    Total waivers                                          (351,733)
-------------------------------------------------------   ---------
      Net expenses                                                       550,186
-------------------------------------------------------------------   ----------
        Net investment income                                         $4,982,313
-------------------------------------------------------------------   ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED TREASURY CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                               (UNAUDITED)        YEAR ENDED
                                            OCTOBER 31, 1995    APRIL 30, 1995
                                            -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------
OPERATIONS--
------------------------------------------
Net investment income                         $   4,982,313      $   7,864,070
------------------------------------------  -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------
Distributions from net investment income         (4,982,313)        (7,864,070)
------------------------------------------  -----------------   ---------------
SHARE TRANSACTIONS--
------------------------------------------
Proceeds from sale of shares                    447,318,512        676,882,602
------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                          1,481,761          4,267,547
------------------------------------------
Cost of shares redeemed                        (401,915,256)      (704,481,817)
------------------------------------------  -----------------   ---------------
    Change in net assets resulting from
    share transactions                           46,885,017        (23,331,668)
------------------------------------------  -----------------   ---------------
        Change in net assets                     46,885,017        (23,331,668)
------------------------------------------
NET ASSETS:
------------------------------------------
Beginning of period                             167,508,106        190,839,774
------------------------------------------  -----------------   ---------------
End of period                                 $ 214,393,123      $ 167,508,106
------------------------------------------  -----------------   ---------------
                                            -----------------   ---------------


(See Notes which are an integral part of the Financial Statements)

AUTOMATED TREASURY CASH RESERVES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                          OCTOBER 31,                  YEAR ENDED APRIL 30,
                                          ------------   ------------------------------------------------
                                              1995          1995         1994         1993       1992(a)
                                          ------------   ----------   ----------   ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD       $   1.00      $   1.00     $   1.00     $   1.00     $  1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                        0.03          0.04         0.03         0.03        0.03
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                      (0.03)        (0.04)       (0.03)       (0.03)      (0.03)
----------------------------------------  ------------   ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00       $ 1.00       $ 1.00      $ 1.00
----------------------------------------  ------------   ----------   ----------   ----------   ---------
                                          ------------   ----------   ----------   ----------   ---------
TOTAL RETURN (b)                               2.61%         4.37%        2.58%        2.88%       3.07%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                     0.57%*        0.56%        0.57%        0.39%       0.51%*
----------------------------------------
  Net investment income                        5.15%*        4.29%        2.55%        2.79%       3.84%*
----------------------------------------
  Expense waiver/ reimbursement (c)            0.36%*        0.32%        0.13%        0.53%       0.30%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                 $214,393      $167,508     $190,840     $252,955     $36,803
----------------------------------------


 *  Computed on an annualized basis.

(a) Reflects operations for the period from August 9, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED TREASURY CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

AUTOMATED TREASURY CASH RESERVES
---------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $214,393,123. Transactions in shares were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                              OCTOBER 31, 1995   APRIL 30, 1995
--------------------------------------------  ----------------   --------------
Shares sold                                      447,318,512        676,882,602
--------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                            1,481,761          4,267,547
--------------------------------------------
Shares redeemed                                 (401,915,256)      (704,481,817)
--------------------------------------------  ----------------   --------------
  Net change resulting from share
  transactions                                    46,885,017        (23,331,668)
--------------------------------------------  ----------------   --------------
                                              ----------------   --------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

                                       9

TRUSTEES                       OFFICERS
---------------------------------------------------------

John F. Donahue                John F. Donahue
Thomas G. Bigley               CHAIRMAN
John T. Conroy, Jr.            Glen R. Johnson
William J. Copeland            PRESIDENT
James E. Dowd                  J. Christopher Donahue
Lawrence D. Ellis, M.D.        EXECUTIVE VICE PRESIDENT
Edward L. Flaherty, Jr.        Edward C. Gonzales
Glen R. Johnson                EXECUTIVE VICE PRESIDENT
Peter E. Madden                John W. McGonigle
Gregor F. Meyer                EXECUTIVE VICE PRESIDENT AND
John E. Murray, Jr.            SECRETARY
Wesley W. Posvar               Richard B. Fisher
Marjorie P. Smuts              VICE PRESIDENT
                               David M. Taylor
                               TREASURER
                               S. Elliott Cohan
                               ASSISTANT SECRETARY


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       10


                                             -----------------------------------

-------------------------------------------  -----------------------------------
                                                                      AUTOMATED

-------------------------------------------  -----------------------------------
                                                                       TREASURY

-------------------------------------------  -----------------------------------
                                                                           CASH

-------------------------------------------  -----------------------------------
                                                                       RESERVES

                                             -----------------------------------
                                                             SEMI-ANNUAL REPORT
                                                                TO SHAREHOLDERS
                                                               OCTOBER 31, 1995

[FEDERATED LOGO]                             -----------------------------------

    Distributor
     A subsidiary of FEDERATED INVESTORS
                                             -----------------------------------

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779
                                             -----------------------------------

               [RECYCLED LOGO]
                  RECYCLED
                   PAPER

     Cusip 314186404
     2112509 (12/95)PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves for the six-month period ended October 31, 1995. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.
On behalf of its investors, the fund continues to pursue current income, a high level of liquidity, and a stable net asset value of $1.00 per share*--all through a portfolio consisting primarily of U.S. Treasury bills and notes. At the end of the reporting period, 92.7% of fund net assets were invested in U.S. Treasury bills, while the remaining assets were invested in U.S. Treasury notes.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares totaled $19.7 million, or $0.03 per share. Dividends paid to shareholders of Institutional Services Shares totaled $2.3 million, or $0.03 per share. Net assets rose from $670 million at the beginning of the reporting period to $890 million at the end of the reporting period.

Thank you for your confidence in U.S. Treasury Cash Reserves. As always, welcome your questions, comments, or suggestions.

Sincerely,

 [GLEN R. JOHNSON SIGNATURE]
Glen R. Johnson
President
December 15, 1995

* ALTHOUGH MONEY MARKET MUTUAL FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. INVESTMENTS IN MUTUAL FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group* and Aaa by Moody's Investors Service, Inc.**, is invested only in direct issues of the U.S Treasury. The fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable.+ Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities, which are typically Treasury bills.

Over the six months ended October 31, 1995, the Federal Reserve Board (the "Fed") reversed its course in monetary policy, lowering the Federal funds target rate by 25 basis points in early July from 6% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February 1994 to February 1995, which brought the Fed funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed's move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve flattened significantly over the reporting period; the spread between the one-year Treasury bill and the three-month Treasury bill narrowed from 44 basis points at the beginning of May to only 4 basis points at the end of October. This change in shape was a result of growing market expectations that the Fed had ended its tightening cycle and entered into an easing cycle, albeit a gradual one. Also influencing short-term interest rates, particularly toward the end of the reporting period, were the ongoing budget negotiations in Washington. In spite of the political struggle between the White House and Congress and the resulting disruptions in the Treasury auction schedule, expectations for a positive outcome toward credible deficit reduction have been priced into the market.

Recently, the fund has been managed with a 40 to 50 day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. In spite of third quarter Gross Domestic Product growth at 4.2%, recent data on the economy has been somewhat mixed, with retail sector and manufacturing are relatively sluggish. Fourth quarter growth is expected to be closer to the 2 1/2% rate of growth considered by many to be non-inflationary. A credible outcome toward deficit reduction from the ongoing budget negotiations in Congress could also exert an influence with respect to the timing of the next policy change from the Fed. The fund's Treasury bill position increased modestly relative to Treasury notes, due to a narrowing of the yield spread between these two instruments.

 *THIS  RATING IS  OBTAINED AFTER  STANDARD &  POOR'S RATINGS  GROUP EVALUATES A
  NUMBER OF FACTORS, INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. STANDARD & POOR'S RATINGS GROUP MONITORS THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN THE RATINGS. THIS RATING, HOWEVER, DOES NOT REMOVE MARKET RISKS.

**MONEY  MARKET FUNDS  AND BOND  FUNDS RATED  Aaa BY  MOODY'S INVESTORS SERVICE,
  INC., ARE JUDGED TO BE OF AN INVESTMENT QUALITY SIMILAR TO Aaa-RATED FIXED INCOME OBLIGATIONS, THAT IS, THEY ARE JUDGED TO BE OF THE BEST QUALITY. RATINGS ARE SUBJECT TO CHANGE AND DO NOT REMOVE MARKET RISKS.

 +INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX AND LOCAL TAXES.

U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
------------  ----------------------------------------------------  ------------
U.S. TREASURY OBLIGATIONS--108.1%
------------------------------------------------------------------
              (A) U.S. TREASURY BILLS--92.7%
              ----------------------------------------------------
$ 75,500,000  5.00%-5.40%, 11/2/1995                                $ 75,489,236
              ----------------------------------------------------
  63,000,000  5.18%-5.42%, 11/9/1995                                  62,924,883
              ----------------------------------------------------
  51,300,000  5.22%-5.34%, 12/7/1995                                  51,031,128
              ----------------------------------------------------
 167,800,000  5.23%-5.33%, 1/11/1996                                 166,052,509
              ----------------------------------------------------
 113,600,000  5.25%-5.33%, 1/18/1996                                 112,300,199
              ----------------------------------------------------
 119,000,000  5.25%-5.35%, 1/4/1996                                  117,876,978
              ----------------------------------------------------
  13,500,000  5.25%-5.59%, 11/24/1995                                 13,453,068
              ----------------------------------------------------
 121,400,000  5.30%-5.43%, 11/16/1995                                121,129,632
              ----------------------------------------------------
  72,000,000  5.31%-5.43%, 2/1/1996                                   71,035,785
              ----------------------------------------------------
   9,000,000  5.33%, 12/14/1995                                        8,942,756
              ----------------------------------------------------
  25,000,000  5.41%, 1/25/1996                                        24,680,660
              ----------------------------------------------------  ------------
                  Total                                              824,916,834
              ----------------------------------------------------  ------------
              U.S. TREASURY NOTES--15.4%
              ----------------------------------------------------
  67,000,000  4.25%, 11/30/1995                                       66,934,808
              ----------------------------------------------------
  20,000,000  4.63%, 2/29/1996                                        19,936,403
              ----------------------------------------------------
  50,000,000  5.13%, 11/15/1995                                       49,990,349
              ----------------------------------------------------  ------------
                  Total                                              136,861,560
              ----------------------------------------------------  ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(b)          $961,778,394
              ----------------------------------------------------  ------------
                                                                    ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($889,602,076) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Total investments in securities, at amortized cost
and value                                                           $961,778,394
-----------------------------------------------------------------
Income receivable                                                      4,380,072
-----------------------------------------------------------------   ------------
    Total assets                                                     966,158,466
-----------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable for investments purchased                     $71,035,785
---------------------------------------------------
Income distribution payable                             3,961,827
---------------------------------------------------
Payable to Bank                                         1,505,905
---------------------------------------------------
Accrued expenses                                           52,873
---------------------------------------------------   -----------
    Total liabilities                                                 76,556,390
-----------------------------------------------------------------   ------------
Net Assets for 889,602,076 shares outstanding                       $889,602,076
-----------------------------------------------------------------   ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------------------------
INSTITUTIONAL SHARES:
-----------------------------------------------------------------
$772,737,649  DIVIDED BY 772,737,649 shares
outstanding                                                         $       1.00
-----------------------------------------------------------------   ------------
                                                                    ------------
INSTITUTIONAL SERVICE SHARES:
-----------------------------------------------------------------
$116,864,427  DIVIDED BY 116,864,427 shares
outstanding                                                         $       1.00
-----------------------------------------------------------------   ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                   $22,987,974
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 1,608,832
--------------------------------------------------------------------------
Administrative personnel and services fee                                        304,472
--------------------------------------------------------------------------
Custodian fees                                                                    47,384
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          36,361
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                          3,312
--------------------------------------------------------------------------
Auditing fees                                                                      7,544
--------------------------------------------------------------------------
Legal fees                                                                         3,864
--------------------------------------------------------------------------
Portfolio accounting fees                                                         58,723
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                   895,427
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                           110,092
--------------------------------------------------------------------------
Share registration costs                                                          91,056
--------------------------------------------------------------------------
Printing and postage                                                               6,624
--------------------------------------------------------------------------
Insurance premiums                                                                 5,520
--------------------------------------------------------------------------
Miscellaneous                                                                      1,471
--------------------------------------------------------------------------   -----------
    Total expenses                                                             3,180,682
--------------------------------------------------------------------------
Waivers--
------------------------------------------------------------
  Waiver of investment advisory fee                            ($1,355,695)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares        (895,427)
------------------------------------------------------------   -----------
    Total waivers                                                             (2,251,122)
--------------------------------------------------------------------------   -----------
      Net expenses                                                                             929,560
----------------------------------------------------------------------------------------   -----------
        Net investment income                                                              $22,058,414
----------------------------------------------------------------------------------------   -----------
                                                                                           -----------


(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                 (UNAUDITED)         YEAR ENDED
                                                                              OCTOBER 31, 1995     APRIL 30, 1995
                                                                              -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net investment income                                                          $    22,058,414     $    19,174,852
---------------------------------------------------------------------------   -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------------
  Institutional Shares                                                             (19,732,460)        (18,188,542)
---------------------------------------------------------------------------
  Institutional Service Shares                                                      (2,325,954)           (986,310)
---------------------------------------------------------------------------   -----------------    ---------------
    Change in net assets resulting from distributions to shareholders              (22,058,414)        (19,174,852)
---------------------------------------------------------------------------   -----------------    ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                     1,540,827,486       1,756,823,729
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               1,833,137           1,510,042
---------------------------------------------------------------------------
Cost of shares redeemed                                                         (1,322,799,470)     (1,353,622,888)
---------------------------------------------------------------------------   -----------------    ---------------
    Change in net assets resulting from share transactions                         219,861,153         404,710,883
---------------------------------------------------------------------------   -----------------    ---------------
      Change in net assets                                                         219,861,153         404,710,883
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                669,740,923         265,030,040
---------------------------------------------------------------------------   -----------------    ---------------
End of period                                                                  $   889,602,076     $   669,740,923
---------------------------------------------------------------------------   -----------------    ---------------
                                                                              -----------------    ---------------


(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                          OCTOBER 31,                 YEAR ENDED APRIL 30,
                                          -----------   ------------------------------------------------
                                             1995          1995         1994         1993       1992(a)
----------------------------------------  -----------   ----------   ----------   ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                        0.03         0.05         0.03         0.03        0.04
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                      (0.03)       (0.05)       (0.03)       (0.03)      (0.04)
----------------------------------------  -----------   ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
----------------------------------------  -----------   ----------   ----------   ----------   ---------
                                          -----------   ----------   ----------   ----------   ---------
TOTAL RETURN (b)                               2.79%        4.75%        2.95%        3.13%       4.24%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                     0.20%*       0.20%        0.20%        0.20%       0.16%*
----------------------------------------
  Net investment income                        5.49%*       4.85%        2.93%        3.03%       4.42%*
----------------------------------------
  Expense waiver/ reimbursement (c)            0.59%*       0.39%        0.43%        0.50%       0.62%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                 $772,738     $609,233     $265,030     $177,471     $83,244
----------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 11, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                      (UNAUDITED)   PERIOD ENDED
                                                                                                      OCTOBER 31,    APRIL 30,
                                                                                                      -----------   ------------
                                                                                                         1995         1995(a)
                                                                                                      -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $ 1.00        $ 1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.03          0.03
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.03)        (0.03)
----------------------------------------------------------------------------------------------------  -----------   ------------
NET ASSET VALUE, END OF PERIOD                                                                          $ 1.00        $ 1.00
----------------------------------------------------------------------------------------------------  -----------   ------------
                                                                                                      -----------   ------------
TOTAL RETURN (b)                                                                                          2.67%         2.60%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
  Expenses                                                                                                0.45%*        0.45%*
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                   5.27%*        5.33%*
----------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                        0.34%*        0.39%*
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                             $116,864       $60,508
----------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1994 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

U.S. TREASURY CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    OTHER--Investment transactions are accounted for on the trade date.

                                       9
U.S. TREASURY CASH RESERVES
---------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $889,602,076. Transactions in shares were as follows:

                                                       SIX MONTHS ENDED       YEAR ENDED
                                                       OCTOBER 31,1995      APRIL 30, 1995
                                                       ----------------   ------------------
INSTITUTIONAL SHARES                                        SHARES              SHARES
-----------------------------------------------------  ----------------   ------------------
Shares sold                                              1,375,929,830       1,652,377,627
-----------------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                                      1,799,370           1,509,906
-----------------------------------------------------
Shares redeemed                                         (1,214,224,696)     (1,309,684,428)
-----------------------------------------------------  ----------------   ------------------
  Net change resulting from Institutional Shares
  share transactions                                       163,504,504         344,203,105
-----------------------------------------------------  ----------------   ------------------
                                                       ----------------   ------------------


                                                       SIX MONTHS ENDED      PERIOD ENDED
                                                       OCTOBER 31, 1995   APRIL 30, 1995(A)
                                                       ----------------   ------------------
INSTITUTIONAL SERVICE SHARES                                SHARES              SHARES
-----------------------------------------------------  ----------------   ------------------
Shares sold                                                164,897,656         104,446,102
-----------------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                                         33,767                 136
-----------------------------------------------------
Shares redeemed                                           (108,574,774)        (43,938,460)
-----------------------------------------------------  ----------------   ------------------
Net change resulting from Institutional Service
 Shares share transactions                                  56,356,649          60,507,778
-----------------------------------------------------  ----------------   ------------------
                                                       ----------------   ------------------
  Net change resulting from share transactions             219,861,153         404,710,883
-----------------------------------------------------  ----------------   ------------------
                                                       ----------------   ------------------


(a) Reflects operations from December 15, 1994 (date of initial public investment) to October 31, 1995.

                                       10

U.S. TREASURY CASH RESERVES
---------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS") , the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       11

TRUSTEES                       OFFICERS
---------------------------------------------------------

John F. Donahue                John F. Donahue
Thomas G. Bigley               CHAIRMAN
John T. Conroy, Jr.            Glen R. Johnson
William J. Copeland            PRESIDENT
James E. Dowd                  J. Christopher Donahue
Lawrence D. Ellis, M.D.        EXECUTIVE VICE PRESIDENT
Edward L. Flaherty, Jr.        Edward C. Gonzales
Glen R. Johnson                EXECUTIVE VICE PRESIDENT
Peter E. Madden                John W. McGonigle
Gregor F. Meyer                EXECUTIVE VICE PRESIDENT AND
John E. Murray, Jr.            SECRETARY
Wesley W. Posvar               Richard B. Fisher
Marjorie P. Smuts              VICE PRESIDENT
                               David M. Taylor
                               TREASURER
                               S. Elliott Cohan
                               ASSISTANT SECRETARY


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       12


                                             -----------------------------------

-------------------------------------------  -----------------------------------
                                                                           U.S.

-------------------------------------------  -----------------------------------
                                                                       TREASURY

-------------------------------------------  -----------------------------------
                                                                           CASH

-------------------------------------------  -----------------------------------
                                                                       RESERVES

                                             -----------------------------------
                                                             SEMI-ANNUAL REPORT
                                                                TO SHAREHOLDERS
                                                               OCTOBER 31, 1995

[FEDERATED LOGO]
Distributor
A subsidiary of FEDERATED INVESTORS
FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779
Cusip 314186503
Cusip 34186305
MRECYCLED 2112510 (12/95)                    -----------------------------------
                                             -----------------------------------
                                             -----------------------------------
                                             -----------------------------------
   PAPER